Note 17 - Supplemental Cash Flow Information (Tables)	3 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of supplemental cash flows schedule [text block]
	20 20	201 9	20 18
Income taxes and other taxes paid	$3,436	$7,560	$7,257
Interest paid	$14,530	$2,955	$893
Interest received	$35,485	$-	$-